LEASES - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 90,010	$ 58,781
Additions	79,082	49,472
Additions from business combinations (note 26.18)		513
Disposals	(575)	(715)
Depreciation expense of right-of-use assets	(23,833)	(17,638)	$ (14,584)
Foreign currency translation	(103)	(403)
Ending balance	144,581	90,010	58,781
Office spaces
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	76,374	51,625
Additions	46,237	41,341
Additions from business combinations (note 26.18)		513
Disposals	(575)	(672)
Depreciation expense of right-of-use assets	(17,368)	(16,030)
Foreign currency translation	(103)	(403)
Ending balance	104,565	76,374	51,625
Office equipments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	9,486	6,642
Additions	14,972	3,388
Additions from business combinations (note 26.18)		0
Disposals	0	0
Depreciation expense of right-of-use assets	(2,354)	(544)
Foreign currency translation	0	0
Ending balance	22,104	9,486	6,642
Computers
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,150	514
Additions	17,873	4,743
Additions from business combinations (note 26.18)		0
Disposals	0	(43)
Depreciation expense of right-of-use assets	(4,111)	(1,064)
Foreign currency translation	0	0
Ending balance	$ 17,912	$ 4,150	$ 514